Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events
Merger Agreement
On April 4, 2025, the Company entered into the Merger Agreement with Republic. Subject to the terms and conditions of the Merger Agreement, Republic will merge with and into the Company, with the Company continuing as the surviving corporation following the Merger. In connection with the Merger, immediately prior to the Effective Time, the Company will convert from a Nevada corporation to a Delaware corporation pursuant to the Conversion.
Three Party Agreement
Concurrently with the execution of the Merger Agreement, the Company entered into the Three Party Agreement between United, Republic, and the Company, which provides for, among other things, the following, each subject to the completion of the Merger Agreement:

•	Termination of the United CPA.

•	The Company to sell or dispose of all remaining Eligible Assets (as defined in the Three Party Agreement).

•	The Company to extinguish all remaining debt with cash and sale of assets. Any remaining debt will be assumed by the surviving corporation or forgiven by United.

•	A three percent (3%) increase in CPA block hour rates, retroactive to January 1, 2025.

•	The transfer of all of the Company’s rights and obligations under its agreements with Archer (as discussed below).

•
The issuance by the Company (referred to in the Three Party Agreement as the “Primary Issuance”) of shares of Company common stock equal to six percent (6%) of the issued and outstanding shares of Company common stock after giving effect to the issuance of Company common stock in the Merger, which shares will (a) first become available to United to the extent of certain financial contributions made by United to the Company at or prior to the effective time of the Merger, (b) second, to the extent of any remainder, become available to the surviving corporation to satisfy certain liabilities, and (c) third, to the extent of any remainder, become available on a pro rata basis to the persons who, as of immediately prior to the effective time of the Merger, held shares of Company common stock.

The foregoing description of the Merger Agreement and the Three Party Agreement is only a summary, does not purport to be complete and is subject to, and qualified in its entirety by reference to, the full text of the Merger Agreement and the Three Party Agreement, which are attached as Exhibit 2.1 and 10.1, respectively, to the Current Report on Form
8-K
filed by the Company with the SEC on April 8, 2025.
Sixth Amendment to our Third Amended and Restated United CPA
On April 4, 2025, we entered into the Sixth Amendment to our Third Amended and Restated United CPA which provides for the following:

•	The extension of the CPA rate increases agreed upon in the January 2024 United CPA Amendments, retroactive to January 1, 2025, through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics, retroactive to July 1, 2024, through March 31, 2026.
Transfer of Archer Obligations
In connection with the Three Party Agreement, the Company has agreed to transfer all rights and obligations associated with its Archer warrants and aircraft purchase agreement obligations. If the Company is unable to transfer such rights and obligations, the Company will work with United, a related party, to either cancel or transfer any remaining obligations to United. The Company will be released from its liability associated with Archer obligations due to the transfer to United
Waiver to Second Amended and Restated Credit and Guaranty Agreement
On April 4, 2025, we entered into the Sixth Amendment to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period ended March 31, 2025, and a projected financial covenant default with respect to the periods ending June 30, 2025, September 30, 2025, December 31, 2025, and March 31, 2026, each relating to a minimum liquidity requirement under our United Revolving Credit Facility.
Asset Sales
Subsequent to March 31, 2025, the Company completed the sale of five engines for gross proceeds of approximately $5.0 million, all of which was used to pay down our UST Loan.
Sale of Engines
On April 3, 2025, we entered into an agreement with a third party which provides for the sale of 23 GE model
CF34-8C
engines to the third party for expected gross proceeds of $16.3 million, which will be used to pay down our UST Loan.
Sale of Airframes
On April 3, 2025, our airframe purchase agreement with a third party was amended to include an additional 14
CRJ-900
airframes to be sold to the third party for expected gross proceeds of $9.1 million.

17.	Subsequent Events
Merger Agreement
On April 4, 2025, the Company entered into the Merger Agreement with Republic. Subject to the terms and conditions of the Merger Agreement, Republic will merge with and into the Company, with the Company continuing as the surviving corporation following the Merger. In connection with the Merger, immediately prior to the Effective Time, the Company will convert from a Nevada corporation to a Delaware corporation pursuant to the Conversion.
Three Party Agreement
Concurrently with the execution of the Merger Agreement, the Company entered into the Three Party Agreement between United, Republic, and the Company, which provides for, among other things, the following, each subject to the completion of the Merger Agreement:

•	Termination of the United CPA.

•	The Company to sell or dispose of all remaining Eligible Assets (as defined in the Three Party Agreement).

•	The Company to extinguish all remaining debt with cash and sale of assets. Any remaining debt will be assumed by the surviving corporation or forgiven by United.

•	A three percent (3%) increase in CPA block hour rates, retroactive to January 1, 2025.

•	The transfer of all of the Company’s rights and obligations under its agreements with Archer (as discussed below).

•
The issuance by the Company (referred to in the Three Party Agreement as the “Primary Issuance”) of shares of Company common stock equal to six percent (6%) of the issued and outstanding shares of Company common stock after giving effect to the issuance of Company common stock in the Merger, which shares will (a) first become available to United to the extent of certain financial contributions made by United to the Company at or prior to the effective time of the Merger, (b) second, to the extent of any remainder, become available to the surviving corporation to satisfy certain liabilities, and (c) third, to the extent of any remainder, become available on a pro rata basis to the persons who, as of immediately prior to the effective time of the Merger, held shares of Company common stock.

The foregoing description of the Merger Agreement and the Three Party Agreement is only a summary, does not purport to be complete and is subject to, and qualified in its entirety by reference to, the full text of the Merger Agreement and the Three Party Agreement, which are attached as Exhibit 2.1 and 10.1, respectively, to the Current Report on Form 8-K filed by the Company with the SEC on April 8, 2025.
Amendments to our Third Amended and Restated United CPA
On April 4, 2025, we entered into the Sixth Amendment to our Third Amended and Restated United CPA which provides for the following:

•	The extension of the CPA rate increases agreed upon in the January 2024 United CPA Amendments, retroactive to January 1, 2025, through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics, retroactive to July 1, 2024, through March 31, 2026.
On December 23, 2024, we entered into the Fourth Amendment to our Third Amended and Restated United CPA which provides for the following:

•	Amended certain scheduled exit dates for our E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA).

•	Added provisions relating to the reimbursement by United of certain pilot training costs incurred by the Company with respect to its E-175 aircraft.
Transfer of Archer Obligations
In connection with the Three Party Agreement, the Company has agreed to transfer all rights and obligations associated with its Archer warrants and aircraft purchase agreement obligations. If the Company is unable to transfer such rights and obligations, the Company will work with United to either cancel or transfer any remaining obligations to United. The Company will be released from its liability associated with Archer obligations due to the transfer due United
Sale of Engines
On April 3, 2025, we entered into an agreement with a third party which provides for the sale of 23 GE model CF34-8C engines to the third party for expected gross proceeds of $16.3 million, which will be used to pay down our UST Loan.

•
The Company expects to record an impairment loss of approximately $14.7 million associated with held for sale accounting treatment of the 23 engines, which will be reflected in our financial statements for fiscal year 2025.

Held for Sale Inventory
Subsequent to September 30, 2024, the Company reclassified certain spare parts related to its CRJ asset fleet to held for sale.

•
The Company expects to record an impairment loss of approximately $25.4 million associated with held for sale accounting treatment of the spare parts, which will be reflected in our financial statements for fiscal year 2025.

Assets Held for Sale
Subsequent to September 30, 2024, the Company closed the sale of four CRJ-900 airframes, 18 GE model CF34-8C engines, and certain spare parts that were classified as held for sale as of September 30, 2024. The Company received $22.4 million in gross proceeds from the sale of such assets, $21.0 million of which was used to pay down our UST Loan.
Aircraft Sale to United and Assumption of EETC Note by United
On December 31, 2024, we entered into an Aircraft Purchase Agreement with United which provides for the sale of 18 E-175 aircraft to United.

•
Subsequent to September 30, 2024, the Company closed the sale of all 18 aircraft to United for gross proceeds of $227.7 million and net proceeds of $84.7 million after the retirement of debt. The Company recorded a loss of approximately $120.6 million on the sale of the 18 aircraft, which will be reflected in our financial statements for the first and second fiscal quarters of 2025.

•	As part of the sale of the 18 aircraft, United assumed our EETC note with a remaining balance of $73.4 million at the time of assumption.
Forgiveness on Revolving Loan
On December 30, 2024, we received notice from United that $4.5 million of our Effective Date Revolving Loan balance under our United Revolving Credit Facility has been forgiven for achieving certain operational performance metrics outlined in Amendment No. 1 to Second Amended and Restated Credit and Guaranty Agreement.
Sale of Airframes
On December 24, 2024, we entered into a purchase agreement with a third party which provides for the sale of 15 CRJ-900 airframes to the third party for expected gross proceeds of $19.0 million, which will be used to pay down our UST Loan. On April 3, 2025, the purchase agreement was amended to include an additional 14 CRJ-900 airframes to be sold to the third party for expected gross proceeds of $9.1 million. The total expected gross proceeds of $28.1 million will be used to pay down our UST Loan.

•
The Company expects to record an impairment loss of approximately $6.7 million associated with the reclassification of 29 airframes to held for sale, which will be reflected in our financial statements for fiscal year 2025.

Minimum CCR Covenant
On December 23, 2024, we entered into an agreement with the UST to lower the minimum collateral coverage ratio (“CCR”) covenant to .99 to 1.0 effective as of November 22, 2024 through February 28, 2025. After such date, the CCR will revert to 1.55 to 1.0. The agreement also requires the Company to use its reasonable best efforts to cause counterparties to all Receivables (as defined in the Treasury Loan) (whether or not constituting “Eligible Receivables” (as defined in the Treasury Loan)) of the Company to be paid to the Eligible Receivables Account (as defined in the Treasury Loan). Receivables generated from the sale of assets that are not Collateral (as defined in the Treasury Loan) are excluded from the scope of the foregoing requirement. As a result of the lower CCR covenant, we are in compliance with this covenant as of September 30, 2024. Additionally, on March 18, 2025, we entered into a new CCR Modification Agreement with the UST to lower the minimum CCR covenant to .91 to 1.0 effective as of February 28, 2025, through the maturity date of the loan.
Waiver to Second Amended and Restated Credit and Guaranty Agreement
On December 23, 2024, we entered into a Waiver to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period July 1, 2024 to December 23, 2024 and a projected financial covenant default with respect to the period December 24, 2024 to December 31, 2024, each relating to a minimum liquidity requirement under our United Revolving Credit Facility. Additionally, on April 4, 2025, we entered into the Sixth Amendment to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period ended March 31, 2025, and a projected financial covenant default with respect to the periods ending June 30, 2025, September 30, 2025, December 31, 2025, and March 31, 2026, each relating to a minimum liquidity requirement under our United Revolving Credit Facility.
Sale of CRJ-700 Aircraft
Subsequent to September 30, 2024, we completed the sale of two CRJ-700 aircraft to United for gross proceeds of $11.0 million and net proceeds of approximately $6.8 million after the retirement of debt.